Reporting entity	12 Months Ended
Dec. 31, 2019
Reporting entity:
Reporting entity:

1.   Reporting entity:

BELLUS Health Inc. (“BELLUS Health” or the “Company”) is a clinical-stage biopharmaceutical company developing novel therapeutics for the treatment of chronic cough and other hypersensitization-related disorders. The Company's product candidate, BLU-5937, is being developed for the treatment of chronic cough and chronic pruritus. The Company is domiciled in Canada. The address of the Company’s registered office is 275 Armand-Frappier Blvd., Laval, Quebec, Canada H7V 4A7. BELLUS Health’s common shares trade on the Nasdaq Capital Market (“Nasdaq”) and on the Toronto Stock Exchange (“TSX”) both under the symbol BLU. The Company’s common shares began trading on the Nasdaq on September 9, 2019, concurrently with the closing of the equity offering at that date (refer to note 9 (a) (i)).

The Company completed a share consolidation on the basis of one new common share for every 3.6 outstanding shares effective on August 19, 2019. As a result, all issued and outstanding common shares, stock options, deferred share units, broker warrants and per share amounts contained in these consolidated financial statements have been retrospectively adjusted to reflect the share consolidation for all years presented.

The Company is subject to a number of risks, including risks associated with the conduct of its product candidate’s development programs and results, the establishment of strategic alliances and the successful development of new product candidates and their marketing. The Company has incurred significant operating losses and negative cash flows from operations since inception. To date, the Company has financed its operations primarily through public offerings of common shares, private placements, the issuance of convertible notes, asset sales and the proceeds from research tax credits. The ability of the Company to ultimately achieve future profitable operations is dependent upon the successful development of its product candidates obtaining regulatory approval in various jurisdictions and successful sale or commercialization of the Company’s products and technologies, which is dependent on a number of factors outside of the Company’s control.